Revenue from contracts with customers (Tables)	12 Months Ended
Jun. 30, 2024
Revenue from contracts with customers [Abstract]
Disaggregation of revenue from contracts with customers	Below is revenue from contracts with customers disaggregated by product line and geographic location:

	2024	2023	2022

Inputs Retails sales
Brazil	6,510,383	6,950,340	5,555,066
Colombia	1,114,104	1,145,520	1,066,548

Private Label products
Crop Care	678,021	557,167	331,527

Grains (i)
Brazil	1,013,312	633,565	693,525
Colombia	41,045	33,360	21,780

Services
Colombia	35,399	27,461	78,088

Total Revenues	9,392,264	9,347,413	7,746,534

Summarized by region
Brazil	8,201,716	8,141,072	6,580,118
Colombia	1,190,548	1,206,341	1,166,416
(i)As explained in Note 11 (iii), the Group receives grains from certain customers in exchange to the product sold. The fair value of such non-cash consideration received from the customer is included in the transaction price and measured when the Group obtains control of the grains. The Group estimates the fair value of the non-cash consideration by reference to its market price.